Note 22 - Net Loss Per Share - Computation of Basic and Diluted Income (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss) attributable to China Finance Online Co. Limited	$ 22,482,416	$ (7,167,849)	$ (8,573,128)
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share (in shares)	110,997,871	109,385,712	109,019,513
Plus: Incremental shares from assumed conversions of stock options and nonvested shares (in shares)	14,131,892
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per share (in shares)	125,129,763	109,385,712	109,019,513
- basic (in dollars per share)	$ 0.20	$ (0.07)	$ (0.08)
- diluted (in dollars per share)	$ 0.18	$ (0.07)	$ (0.08)